Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Liability recorded for potentially unsettled shares	$ 3
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	605,180	429,980
Granted (in shares)	0	445,120
Vested and issued (in shares)	(78,121)	(123)
Forfeited (in shares)	(153,805)	(31,767)
Settled (in shares)	(201,910)	(238,030)
Units outstanding - ending (in shares)	171,344	605,180
Number of units outstanding, potentially unsettled (in shares)	7,740
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	442,470	393,430
Granted (in shares)	0	345,790
Vested and issued (in shares)	(92,112)	(106,591)
Forfeited (in shares)	(84,745)	(31,849)
Settled (in shares)	(58,620)	(158,310)
Units outstanding - ending (in shares)	206,993	442,470
Number of units outstanding, potentially unsettled (in shares)	96,330